UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2009

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Montag & Caldwell, Inc.
Address:        3455 Peachtree Rd NE
                Suite 1200
                Atlanta, GA 30326

13F File Number:  028-00288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rebecca M. Keister
Title:          Executive Vice President and Chief Compliance Officer
Phone:          404-836-7141
Signature, Place, and Date of Signing

Rebecca M. Keister,  Atlanta, GA   July 31, 2009


Report Type (Check only one.):

[     ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[  X  ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 113

Form 13F Information Table Value Total: 10,421,069 (x 1,000)



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories                             002824100   368283 7829161.000SH     SOLE              6637266.000       1191895.000
                                                             35280 750000.000SH      OTHER                                750000.000
Affiliated Managers                             008252108      388 6670.000 SH       SOLE                 1180.000          5490.000
Air Prods & Chems Inc                           009158106      314 4860.000 SH       SOLE                  860.000          4000.000
Alberto Culver Co                               013078100      238 9360.000 SH       SOLE                 1660.000          7700.000
Allergan Inc                                    018490102   236333 4967066.000SH     SOLE              4218731.000        748335.000
                                                             21221 446000.000SH      OTHER                                446000.000
Ametek                                          031100100      328 9480.000 SH       SOLE                 1680.000          7800.000
Amphenol Corp                                   032095101      574 18140.000SH       SOLE                 7160.000         10980.000
Apple Inc                                       037833100   470766 3305242.000SH     SOLE              2796332.000        508910.000
                                                             42444 298000.000SH      OTHER                                298000.000
Avon Products Inc                               054303102      248 9610.000 SH       SOLE                 1700.000          7910.000
Bard C R Inc                                    067383109      211 2840.000 SH       SOLE                  500.000          2340.000
Bed Bath & Beyond Inc Company                   075896100      260 8470.000 SH       SOLE                 1500.000          6970.000
Berkshire Hathaway Inc-Cl A                     084670108      540    6.000 SH       SOLE                    6.000
Burlington Northern Santa Fe                    12189T104    90142 1225765.000SH     SOLE              1032470.000        193295.000
                                                              8089 110000.000SH      OTHER                                110000.000
CVS Caremark Corp                               126650100   198283 6221611.000SH     SOLE              5256176.000        965435.000
                                                             16891 530000.000SH      OTHER                                530000.000
Cameron Int'l                                   13342B105   265412 9378539.000SH     SOLE              7931224.000       1447315.000
                                                             24197 855000.000SH      OTHER                                855000.000
Church & Dwight                                 171340102      264 4870.000 SH       SOLE                  860.000          4010.000
Cisco Systems Inc                               17275R102     1406 75342.000SH       SOLE                 4242.000         71100.000
Citrix Sys Inc                                  177376100      255 8000.000 SH       SOLE                 1530.000          6470.000
Coca-Cola Co                                    191216100   425523 8866923.000SH     SOLE              7512883.000       1354040.000
                                                             39496 823000.000SH      OTHER                                823000.000
Colgate-Palmolive Co                            194162103   261564 3697536.000SH     SOLE              3121640.000        575896.000
                                                             23839 337000.000SH      OTHER                                337000.000
Copart Inc.                                     217204106      215 6210.000 SH       SOLE                 1100.000          5110.000
Costco Wholesale Corp                           22160K105   260131 5682202.000SH     SOLE              4807093.000        875109.000
                                                             23806 520000.000SH      OTHER                                520000.000
Covance                                         222816100      219 4450.000 SH       SOLE                  790.000          3660.000
Dentsply International Inc                      249030107      320 10460.000SH       SOLE                 1850.000          8610.000
Devon Energy Corp                               25179M103    96797 1776104.000SH     SOLE              1509244.000        266860.000
                                                              8720 160000.000SH      OTHER                                160000.000
Dick's Sporting Goods Inc                       253393102      303 17630.000SH       SOLE                 3120.000         14510.000
Ecolab Inc                                      278865100      397 10183.000SH       SOLE                 1843.000          8340.000
Emerson Elec Co                                 291011104   132584 4092092.000SH     SOLE              3460202.000        631890.000
                                                             12312 380000.000SH      OTHER                                380000.000
Expeditors Int'l Wash Inc                       302130109      295 8860.000 SH       SOLE                 1570.000          7290.000
Exxon Mobil Corp                                30231G102     1105 15806.000SH       SOLE                15806.000             0.000
FactSet Research Systems Inc                    303075105      378 7570.000 SH       SOLE                 1340.000          6230.000
Fastenal Co                                     311900104      284 8548.000SH        SOLE                 1558.000          6990.000
F5 Networks                                     315616102      355 10270.000SH       SOLE                 1910.000          8360.000
Fiserv Inc                                      337738108      498 10900.000SH       SOLE                 1930.000          8970.000
Fluor Corp                                      343412102   242371 4725488.000SH     SOLE              3958253.000        767235.000
                                                             21798 425000.000SH      OTHER                                425000.000
Gilead Sciences Inc                             375558103   343146 7325931.000SH     SOLE              6198171.000       1127760.000
                                                             30540 652000.000SH      OTHER                                652000.000
Google Inc Cl A                                 38259P508   470429 1115845.000SH     SOLE               944699.000        171146.000
                                                             44056 104500.000SH      OTHER                                104500.000
Halliburton Co                                  406216101    94205 4551012.000SH     SOLE              3872858.000        678154.000
                                                              8694 420000.000SH      OTHER                                420000.000
Hewlett Packard Co                              428236103   444878 11510429.000SH    SOLE              9753592.000       1756837.000
                                                             39810 1030000.000SH     OTHER                               1030000.000
International Business Machine                  459200101      388 3716.000SH        SOLE                 3716.000             0.000
J P Morgan Chase & Co                           46625H100   121158 3551962.000SH     SOLE              3006552.000        545410.000
                                                             10915 320000.000SH      OTHER                                320000.000
Jacobs Engr Group Del                           469814107      305 7230.000SH        SOLE                 3930.000          3300.000
Johnson & Johnson                               478160104     1732 30494.000SH       SOLE                17594.000         12900.000
Joy Global Inc                                  481165108      274 7680.000 SH       SOLE                 1360.000          6320.000
Juniper Networks, Inc.                          48203R104   288804 12237461.000SH    SOLE             10296936.000       1940525.000
                                                             25252 1070000.000SH     OTHER                               1070000.000
L-3 Communicatns Hldgs                          502424104      285 4110.000 SH       SOLE                  730.000          3380.000
McDonald's Corp                                 580135101   388026 6749455.000SH     SOLE              5723634.000       1025821.000
                                                             32769 570000.000SH      OTHER                                570000.000
Mcgraw Hill Cos Inc                             580645109   165034 5481042.000SH     SOLE              4636002.000        845040.000
                                                             14904 495000.000SH      OTHER                                495000.000
Medtronic Inc                                   585055106      825 23650.000SH       SOLE                10950.000         12700.000
Microsoft Corp                                  594918104     1086 45710.000SH       SOLE                45710.000             0.000
Microchip Technology                            595017104      240 10660.000SH       SOLE                 1890.000          8770.000
Monsanto Co                                     61166W101   197008 2650106.000SH     SOLE              2242805.000        407301.000
                                                             17842 240000.000SH      OTHER                                240000.000
NetApp Inc.                                     64110D104      371 18790.000SH       SOLE                 3330.000         15460.000
Nike Inc Class B                                654106103   235130 4540943.000SH     SOLE              3847072.000        693871.000
                                                             20971 405000.000SH      OTHER                                405000.000
Nokia Corp Sponsored ADR                        654902204      191 13100.000SH       SOLE                13100.000
Occidental Petroleum Corp.                      674599105   276732 4205018.000SH     SOLE              3555418.000        649600.000
                                                             25008 380000.000SH      OTHER                                380000.000
Oceaneering International Inc                   675232102      313 6930.000 SH       SOLE                 1230.000          5700.000
Pepsico Inc                                     713448108   328674 5980225.000SH     SOLE              5069775.000        910450.000
                                                             29129 530000.000SH      OTHER                                530000.000
Polo Ralph Lauren Corp                          731572103      299 5580.000 SH       SOLE                  990.000          4590.000
Procter & Gamble Co                             742718109   241904 4733928.000SH     SOLE              4007063.000        726865.000
                                                             21820 427000.000SH      OTHER                                427000.000
Qualcomm Inc                                    747525103   465394 10296326.000SH    SOLE              8710758.000       1585568.000
                                                             42126 932000.000SH      OTHER                                932000.000
Research In Motion                              760975102   428593 6028891.000SH     SOLE              5187563.000        841328.000
                                                             41019 577000.000SH      OTHER                                577000.000
Roper Industries                                776696106      344 7600.000 SH       SOLE                 1350.000          6250.000
St. Jude Med Inc                                790849103      325 7901.000SH        SOLE                 1431.000          6470.000
Schering Plough Corp                            806605101   401021 15964205.000SH    SOLE             13604870.000       2359335.000
                                                             37730 1502000.000SH     OTHER                               1502000.000
Schlumberger                                    806857108   361431 6679551.000SH     SOLE              5646321.000       1033230.000
                                                             31384 580000.000SH      OTHER                                580000.000
Schwab Charles                                  808513105   405720 23131126.000SH    SOLE             19535686.000       3595440.000
                                                             36571 2085000.000SH     OTHER                               2085000.000
Smith Int'l                                     832110100      975 37870.000SH       SOLE                31250.000          6620.000
Southwestern Energy                             845467109      285 7340.000 SH       SOLE                 1370.000          5970.000
State Street Corp                               857477103      250 5300.000 SH       SOLE                 5300.000
Stryker Corp                                    863667101   143381 3607966.000SH     SOLE              3044395.000        563571.000
                                                             13313 335000.000SH      OTHER                                335000.000
TJX Cos Inc                                     872540109      444 14110.000SH       SOLE                 2500.000         11610.000
Varian Medical Systems Inc                      92220P105      296 8420.000 SH       SOLE                 1490.000          6930.000
Visa Inc-Class A Shares                         92826C839   382692 6146682.000SH     SOLE              5221790.000        924892.000
                                                             33932 545000.000SH      OTHER                                545000.000
Wal-Mart Stores Inc                             931142103   305963 6316316.000SH     SOLE              5345641.000        970675.000
                                                             27126 560000.000SH      OTHER                                560000.000
Waters Corp                                     941848103      316 6130.000 SH       SOLE                 1090.000          5040.000
Xilinx Inc                                      983919101      738 36070.000SH       SOLE                17910.000         18160.000
Lazard LTD - CL A                               G54050102      283 10510.000SH       SOLE                 1860.000          8650.000
PartnerRe Ltd.                                  G6852T105      249 3840.000 SH       SOLE                  680.000          3160.000
Core Laboratories N. V.                         N22717107      344 3945.000 SH       SOLE                  695.000          3250.000